Correction of errors (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Share premium		R$ 980,893	R$ 946,173
Other comprehensive income (loss)		(98,072)	(63,122)
Retained earnings (opening balance)		354,240	221,667
Net profit for the year	[1],[2]		95,710
Total equity		R$ 1,411,251	1,307,973	[1],[2]	R$ 1,089,295	R$ 198,460
As previously reported
Equity [abstract]
Net profit for the year	[1],[2]		125,916
Total equity	[1],[2]		1,338,179
Adjustments
Equity [abstract]
Net profit for the year	[1],[2]		(30,206)
Total equity	[1],[2]		R$ (30,206)

[1]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;
[2]	the amortization of the identifiable intangible assets arising from business combination was erroneously determined to be nondeductible in the income tax calculation; and